Derivatives (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Warrant Derivative Liability 1	$ 600,000
Warrant Derivative Liability 2	1,300,000
Warrant Derivative Liability 3	4,700,000
Warrant Derivative Liability 4	1.1
Warrant Derivative Liability 5	3,300,000
Warrant Derivative Liability 6	280,836
Warrant Derivative Liability 7	400,000
Warrant Derivative Liability 8	$ 500,000
Warrant Derivative Liability 9	0.135%
Warrant Derivative Liability 10	36.36%
Warrant Derivative Liability 11	0
Warrant Derivative Liability 12	0.65
Warrant Derivative Liability 13	0.25%
Warrant Derivative Liability 14	67.57%
Warrant Derivative Liability 15	0
Warrant Derivative Liability 16	1.67